THE BRANDYWINE FUNDS

Managed by Friess Associates, Inc.       Semi-Annual Report     March 31, 1999

Dear Fellow Shareholders:

   We hope you like the new, expanded two-section report designed to give you more information on the companies you own, why you bought them, and how you fared. Please give us your feedback as to how we can improve reporting to serve you even more effectively. For your convenience, there is a response sheet on page 13 of "Looking Forward."

   In the March quarter, Brandywine Fund was up 2.6 percent and Blue rose 3.4 percent. The chart below shows how your Funds compared to the various indexes.

   MARCH 1999 QUARTER
                                                     Percent return
   S&P Small Cap                                         -9.2%
   S&P Midcap                                            -6.7%
   Russell 2000                                          -5.7%
   Russell Midcap                                        -0.9%
   Wilshire Small Cap                                    -0.8%
   Brandy Wine Fund                                       2.6%
   Brandywine Blue                                        3.4%
   S&P 500 Total Return                                   4.9%
   NASDAQ Industrials                                     6.3%

   The performance of the 50 mega-multiple, highly visible, stocks that dominated the S&P 500 is incredible. Our strict PE-ratio discipline that keeps the Brandywine Funds' average PE at 24 times 1999 earnings precludes our participation in many of these glamour stocks.

   The prudence of buying companies at reasonable prices is all the more evident when you consider annual earnings growth rates of 32 percent for Brandywine and 34 percent for Blue, compared to just 7 percent for the S&P 500.

   Some of your larger company picks like Sun Microsystems, EMC, Providian, and Nokia fared very well, all being up well over 20 percent during the quarter. If we had not increased our positions in bigger companies above $5 billion in market capitalization, our performance would have further trailed the Dow's 30 high flyers and the small number of top performers driving the S&P 500 and Nasdaq. We discuss this phenomenon in greater detail in "Looking Forward."

   The following table outlines the performance of Brandywine and Brandywine Blue Fund for recent periods ending March 31, 1999.

                                         BRANDYWINE   BRANDYWINE BLUE
                                          % CHANGE        % CHANGE
Quarter                                      2.6             3.4
Six Months (Fiscal YTD)                     21.2            22.9
One Year                                    -0.9            -1.1
Since October 8 low                         48.0            50.7
Three Years (Annualized)                34.4 (10.4)     37.8 (11.3)
Five Years (Annualized)                 93.9 (14.2)     104.5 (15.4)
Ten Years (Annualized)                 398.2 (17.4)         N/A
Inception                            670.0 (16.7)*<F1>310.2 (18.7)**<F2>

*<F1>  12/30/85
**<F2> 1/10/91

   On pages 4 and 5 you'll find a chart detailing the market-cap mix in each Fund, which shows the migration toward some of the larger companies with strong earnings growth and good prospects

   We're not forgetting the ferocity with which disappointment is greeted in the current market environment. Compaq Computer, for example, dropped 24 percent after announcing April 9 that pricing pressure would force the #1 PC maker to miss March quarter consensus earnings estimates. Compaq's price has been cut in half since its year-to-date high of $52. David Harrington's research that had us exit Compaq in October proved accurate although some may have second-guessed David as Compaq ran up through winter.

   We've weathered what's amounted to a two-year bear market in small-cap securities, finding the current mega-cap mania unfounded based on investment fundamentals. We look forward to a powerful turn that will eventually recognize and reward America's most dynamic companies, and our research team and disciplines are poised to take advantage when this occurs.

   Thanks again for the trust and faith you've placed in us to capitalize on that turn when it comes. We appreciate your giving us the opportunity to put our fundamentals-based approach to work for you.

   Sincerely,

   /s/ Foster

   Foster Friess
   President

   April 12, 1999

   In place of our traditional "All Is Not Roses" piece, we thought you might enjoy a more detailed explanation of your Funds' biggest losers, as well as your biggest winners. So, beginning this quarter, you'll find on the following two pages the Funds' "Roses and Thorns."

                                BRANDYWINE FUND
                        MARCH QUARTER "ROSES AND THORNS"

                 $ GAIN
     ROSES    (IN MILLIONS)   REASON FOR MOVE

   EMC Corp.       $68        Demand for the company's data-storage products
                              continues to increase with growth in computer network and Internet use. New product introductions and limited competition strengthen its leading market-share position. Exceeded consensus earnings estimates in its most recent quarter.

Sun Microsystems   $65        Demand for the company's server products continues
                              to increase with growth in computer network and Internet use, helping the company beat earnings expectations in its most recent quarter. Product momentum also contributes to the bottom line.

  Nokia Corp.      $64        Aggressive new product platform and limited
                              competition allows the leading supplier of cellular handsets in the United States and Europe to continue to win market share in 1999.
                              Significant year-over-year revenue growth in its latest quarter helped it exceed consensus earnings estimates by 11 percent.

 Tellabs, Inc.     $64        Strong demand for voice, data and video
                              transmission systems helped the company increase revenues by 47 percent in its most recent quarter.
                              Exceeded consensus earnings estimates, and is expected to boost profits by nearly one-third versus a year ago in the upcoming quarter.

Dayton Hudson Corp.$38        Its flagship Target stores have shown strong same-
                              store sales growth amid robust consumer spending.
                              Also staging a turnaround at its Mervyn's stores.
                              Same-store and total sales increased 12.9 and 17.5 percent in March. Exceeded consensus earnings estimates in its most recent quarter.

                 $ LOSS
     THORNS   (IN MILLIONS)   REASON FOR MOVE

  3 Com Corp.      $78        Company fell short of revenue and earnings
                              expectations, as its modem and network connector card products faced pricing pressure. Softening
                              PC demand and an announcement that competitor
                              Cisco Systems would be more aggressive in pursuing smaller business customers also impacted stock price.

Micro Warehouse    $31        Direct marketer of computer products fell as news
                              of softening PC demand spread. Increased pricing competition among computer resellers also contributed to decline. Company exceeded consensus earnings estimates for its most recent quarter, but the broader factors overshadowed the earnings performance.

 Cendant Corp.     $23        Stock was purchased after accounting
                              irregularities that surfaced in April 1998 prompted a dramatic sell-off. Lingering concern continues to mask the company's fundamental progress. Company, which franchises Century 21, Ramada, Avis and other operations in the real estate and travel industries, exceeded consensus earnings estimates in its most recent quarter.

  SCI Systems      $23        This electronics company with significant
                              operations in Latin America fell as the
                              devaluation of the Brazilian currency trimmed 8 cents a share from earnings in its most recent quarter, contributing to an earnings shortfall.
                              Softening PC demand and a slowing European market also contributed to the decline.

  Fore Systems     $16        Stock suffered as company announced revenue
                              shortfall in its most recent quarter.
                              Preannounced earnings disappointment from 3Com and softening PC demand in the United States and Latin
                              America also contributed to this networking product and software company's decline.

                              BRANDYWINE BLUE FUND
                        MARCH QUARTER "ROSES AND THORNS"

                 $ GAIN
     ROSES    (IN MILLIONS)   REASON FOR MOVE

Providian Financial$6.8       New accounts for this consumer lender tripled in
                              the past year, helping the company exceed consensus estimates in its latest quarter with a 77 percent year-over-year gain. Fee-based products are also showing strong growth.

  Nokia Corp.     $4.2        Aggressive new product platform and limited
                              competition allows the leading supplier of cellular handsets in the United States and Europe to continue to win market share in 1999.
                              Significant year-over-year revenue growth in its latest quarter helped it exceed consensus earnings estimates by 11 percent.

   EMC Corp.      $4.1        Demand for the company's data-storage products
                              continues to increase with growth in computer network and Internet use. New product introductions and limited competition strengthen its leading market-share position. Exceeded consensus earnings estimates in its most recent quarter.

Sun Microsystems  $3.6        Demand for the company's server products continues
                              to increase with growth in computer network and Internet use, helping the company beat earnings expectations in its most recent quarter. Product momentum also contributes to the bottom line.

 Frontier Corp.   $3.2        Strong demand for telecommunications services
                              helped the company exceed consensus earnings estimates in its most recent quarter. In March, Global Crossing offered to acquire Frontier for what represented a premium of 39 percent over the previous day's closing price.

                 $ LOSS
     THORNS   (IN MILLIONS)   REASON FOR MOVE

   3Com Corp.     $6.3        Company fell short of revenue and earnings
                              expectations, as its modem and network connector card products faced pricing pressure. Softening
                              PC demand and an announcement that competitor
                              Cisco Systems would be more aggressive in pursuing smaller business customers also impacted stock price.

Micro Warehouse   $3.2        Direct marketer of computer products fell as news
                              of softening PC demand spread. Increased pricing competition among computer resellers also contributed to decline. Company exceeded consensus earnings estimates for its most recent quarter, but the broader factors overshadowed the earnings performance.

SCI Systems, Inc. $2.9        This electronics company with significant
                              operations in Latin America fell as the
                              devaluation of the Brazilian currency trimmed 8 cents a share from earnings in its most recent quarter, contributing to an earnings shortfall.
                              Softening PC demand and a slowing European market also contributed to the decline.

 Cendant Corp.    $1.1        Stock was purchased after accounting
                              irregularities that surfaced in April 1998 prompted a dramatic sell-off. Lingering concern continues to mask the company's fundamental progress. Company, which franchises Century 21, Ramada, Avis and other operations in the real estate and travel industries, exceeded consensus earnings estimates in it's most recent quarter.

  Fore Systems    $1.1        Stock suffered as company announced revenue
                              shortfall in its most recent quarter.
                              Preannounced earnings disappointment from 3Com and softening PC demand in the United States and Latin
                              America also contributed to this networking product and software company's decline.


                                  BRANDYWINE FUND

             TOP 10 HOLDINGS:  (represents 37.6% of the portfolio)

 1. Nokia Corp. ADR                    6. Tyco International Ltd.
 2. Tellabs, Inc.                      7. Parametric Technology
 3. Dayton Hudson Corp.                8. NCR Corp.
 4. EMC Corp.                          9. Corning, Inc.
 5. Sun Microsystems                  10. Gap, Inc.

                                EARNINGS GROWTH
                    FORECASTED INCREASE IN EARNINGS PER SHARE
                                  1999 VS 1998
Your Companies               32%
S&P 500                       7%
S&P MidCap                   24%

All figures are dollar weighted. Analysis by Baseline. March 31, 1999.

                     YOUR COMPANIES' MARKET CAPITALIZATION
LARGE CAP $5 billion and over        60.1%
MID CAP $1 billion to $5 billion     27.5%
SMALL CAP below $1 billion            9.7%
CASH                                  2.7%

                            TOP TEN INDUSTRY GROUPS
Computer & Related                            14.7%
Communications                                14.4%
Specialty Retailing                           14.4%
Software                                      10.5%
Financial/Business Services                    6.6%
Machinery & Miscellaneous Manufacturing        6.5%
Apparel & Shoe Retailers                       6.5%
Textiles/Apparel Manufacturing                 3.1%
Leisure & Entertainment                        2.9%
Semiconductor & Related                        2.8%
Cash                                           2.7%
All Others                                    14.9%

                              BRANDYWINE BLUE FUND

             TOP 10 HOLDINGS:  (represents 37.6% of the portfolio)
 1. Seagate Technology                 6. EMC Corp.
 2. Parametric Technology              7. Dayton Hudson Corp.
 3. Nokia Corp. ADR                    8. Providian Financial
 4. Tyco International Ltd.            9. Sun Microsystems
 5. TJX Companies, Inc.               10. NCR Corp.

                                EARNINGS GROWTH
                   FORECASTED INCREASE IN EARNINGS PER SHARE
                                  1999 VS 1998
Your Companies                   34%
S&P 500                           7%
S&P MidCap                       24%

All figures are dollar weighted. Analysis by Baseline. March 31, 1999.

                     YOUR COMPANIES' MARKET CAPITALIZATION
LARGE CAP $5 billion and over        62.6%
MID CAP $1 billion to $5 billion     33.5%
SMALL CAP $500 million to $1 billion  2.4%
CASH                                  1.5%

                            TOP TEN INDUSTRY GROUPS
Computer & Related                      14.7%
Specialty Retailing                     13.3%
Software                                12.5%
Communications                          11.3%
Apparel & Shoe Retailers                 9.7%
Financial/Business Services              9.1%
Machinery & Miscellaneous Manufacturing  6.5%
Semiconductor & Related                  4.2%
Textiles/Apparel Manufacturing           3.8%
Leisure & Entertainment                  2.2%
Cash                                     1.5%
All Others                              11.2%

                             BRANDYWINE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 March 31, 1999
                                  (Unaudited)

                                                                      QUOTED
                                                                      MARKET
   SHARES                                           COST              VALUE
   ------                                           ----              -----
LONG-TERM INVESTMENTS - 97.3% (A)<F4>
COMMON STOCKS - 97.3% (A) <F4>
             APPAREL & SHOE RETAILERS - 6.5%
     73,200  American Eagle Outfitters, Inc.*<F3> $5,135,002       $5,247,562
     72,500  The Buckle, Inc.*<F3>                 1,996,113        1,631,250
     30,000  Footstar, Inc.*<F3>                     800,975          960,000
  1,673,700  Gap, Inc.                            60,769,229      112,661,768
    230,000  Intimate Brands, Inc.                 6,933,677       11,068,750
     50,000  Kenneth Cole Productions, Inc.*<F3>   1,238,060        1,318,750
    524,000  NIKE, Inc. Cl B                      27,267,340       30,228,512
    120,500  Pacific Sunwear of
               California, Inc.*<F3>               3,112,344        4,187,375
    201,900  Payless ShoeSource, Inc.*<F3>         9,993,248        9,388,350
    320,600  Talbots, Inc.                         9,774,632        7,814,625
  2,745,300  TJX Companies, Inc.                  75,028,638       93,340,200
    126,100  The Wet Seal, Inc.*<F3>               3,712,504        4,649,937
                                              --------------    -------------
                                                 205,761,762      282,497,079
                  THIS SECTOR IS 37.3% ABOVE YOUR FUND'S COST.
             AUTOMOTIVE & RELATED - 0.1%
     62,000  CSK Auto Corp.*<F3>                   1,430,995        1,856,156
     63,500  Sonic Automotive, Inc.*<F3>           1,021,366          984,250
                                              --------------    -------------
                                                   2,452,361        2,840,406
                  THIS SECTOR IS 15.8% ABOVE YOUR FUND'S COST.
             BUILDING & RELATED- -2.6%
    542,300  Hussmann International, Inc.         10,228,617        7,965,302
  1,778,400  Lowe's Companies, Inc.              109,716,476      107,593,200
                                              --------------    -------------
                                                 119,945,093      115,558,502
                  THIS SECTOR IS 3.7% BELOW YOUR FUND'S COST.
             COMMUNICATIONS - 14.4%
    386,100  ADC Telecommunications, Inc.*<F3>    14,854,214       18,412,337
    351,300  ANTEC Corp.*<F3>                      6,597,974        7,552,950
    425,800  AT&T Corp.                           24,771,256       33,984,375
    464,400  Comverse Technology, Inc.*<F3>       22,506,329       39,474,000
  1,051,800  MCI WorldCom Inc.*<F3>               96,237,504       93,150,563
  1,307,200  Nokia Corp. "A" ADR                 102,090,025      203,596,400
    286,400  Northern Telecom Limited             17,666,888       17,792,600
     66,100  Plantronics, Inc.*<F3>                4,280,605        4,135,414
  1,080,600  Tel-Save.com, Inc.*<F3>              16,059,018       11,279,303
  2,057,500  Tellabs, Inc.*<F3>                  136,052,328      201,120,625
                                              --------------    -------------
                                                 441,116,141      630,498,567
                  THIS SECTOR IS 42.9% ABOVE YOUR FUND'S COST.
             COMPUTER & RELATED - 14.7%
     42,000  Advanced Digital
               Information Corp.*<F3>                617,874          695,646
  1,503,600  EMC Corp. (Mass.)*<F3>               60,244,316      192,084,900
    783,900  Mastech Corp.*<F3>                   15,847,238       10,190,700
    128,900  Mercury Computer Systems Inc.*<F3>    3,068,610        2,320,200
  2,662,500  NCR Corp.*<F3>                      129,752,331      133,125,000
    250,000  The Santa Cruz Operation*<F3>         1,238,850        1,359,500
  3,740,900  Seagate Technology, Inc.*<F3>        90,669,780      110,592,226
  1,520,600  Sun Microsystems, Inc.*<F3>          73,413,460      190,170,798
                                              --------------    -------------
                                                 374,852,459      640,538,970
                  THIS SECTOR IS 70.9% ABOVE YOUR FUND'S COST.
             ELECTRONICS - 2.7%
    230,000  Aeroflex Inc.*<F3>                    3,529,985        3,277,500
     98,100  Alpha Industries, Inc.*<F3>           2,309,947        1,802,588
  1,309,700  Analog Devices, Inc.*<F3>            39,300,655       38,963,575
    137,600  Artesyn Technologies, Inc.*<F3>       2,219,337        1,702,800
    320,300  CommScope, Inc.*<F3>                  6,387,550        6,706,441
    617,400  CTS Corp.                            27,376,454       30,523,021
    140,200  Rayovac Corp.*<F3>                    3,867,849        3,864,333
    466,700  Sawtek Inc.*<F3>                     10,010,131       15,751,125
    449,000  SCI Systems, Inc.*<F3>               17,298,007       13,301,625
    160,500  VWR Scientific Products Corp.*<F3>    3,823,264        3,611,250
                                              --------------    -------------
                                                 116,123,179      119,504,258
                  THIS SECTOR IS 2.9% ABOVE YOUR FUND'S COST.
             FINANCIAL/BUSINESS SERVICES - 6.6%
    103,900  Advance Paradigm, Inc.*<F3>           2,848,823        6,565,233
     51,600  AHL Services, Inc.*<F3>               1,512,788        1,057,800
    453,100  Amdocs Limited*<F3>                   5,304,520        9,798,288
    733,100  AmeriCredit Corp.*<F3>                8,009,127        9,621,937
    176,900  Astoria Financial Corp.               8,732,905        8,845,000
    892,900  Bank One Corp.                       47,144,758       49,165,753
    336,400  Charter One Financial, Inc.          10,159,112        9,708,168
  1,114,800  The CIT Group, Inc.                  30,182,616       34,071,632
    383,300  Copart, Inc.*<F3>                     6,265,659        7,953,475
    508,000  Dime Bancorp, Inc.                   13,095,160       11,779,504
    359,500  Golden State Bancorp Inc.*<F3>        7,818,114        7,998,875
    494,400  Heller Financial, Inc.               13,166,435       11,618,400
  2,139,700  MedPartners, Inc.*<F3>               12,675,426       10,163,575
     34,000  MedQuist Inc.*<F3>                    1,069,695        1,020,000
    398,500  NOVA Corp./Georgia*<F3>              12,205,991       10,460,625
    718,000  Providian Financial Corp.            27,891,099       78,980,000
     10,000  Remedy Corp.*<F3>                       130,000          140,000
    307,200  Sykes Enterprises, Inc.*<F3>          6,230,417        9,926,554
    360,200  United Rentals
               (North America), Inc.*<F3>         12,213,961       10,265,700
                                              --------------    -------------
                                                 226,656,606      289,140,519
                  THIS SECTOR IS 27.6% ABOVE YOUR FUND'S COST.
             FOOD/RESTAURANTS - 1.7%
    252,400  CEC Entertainment Inc.*<F3>           5,814,177        9,054,850
     54,800  Foodmaker, Inc.*<F3>                  1,264,802        1,397,400
    571,350  Outback Steakhouse, Inc.*<F3>        12,253,459       18,711,713
     73,000  Performance Food Group Co.*<F3>       1,596,875        1,916,250
    100,000  RARE Hospitality Int'l, Inc.*<F3>     1,362,500        1,375,000
     96,100  Sonic Corp.*<F3>                      2,362,704        2,588,742
  1,378,800  Wendy's International, Inc.          39,024,857       39,210,314
                                              --------------    -------------
                                                  63,679,374       74,254,269
                  THIS SECTOR IS 16.6% ABOVE YOUR FUND'S COST.
             LEISURE & ENTERTAINMENT - 2.9%
    911,700  Boyds Collection, Ltd.*<F3>          16,416,702       16,410,600
  1,468,500  Gemstar International
              Group Limited*<F3>                  63,548,051      110,504,625
                                              --------------    -------------
                                                  79,964,753      126,915,225
                  THIS SECTOR IS 58.7% ABOVE YOUR FUND'S COST.
             MACHINERY & MISCELLANEOUS MANUFACTURING - 6.5%
    291,100  Aviation Sales Co.*<F3>              13,413,836       12,953,950
  1,880,300  Corning Inc.                        107,287,696      112,818,000
  2,132,900  Tyco International Ltd.             128,144,779      153,035,575
    379,700  Wallace Computer Services, Inc.       9,217,029        7,522,996
                                              --------------    -------------
                                                 258,063,340      286,330,521
                  THIS SECTOR IS 11.0% ABOVE YOUR FUND'S COST.
             MEDICAL & RELATED - 1.6%
    100,000  Alternative Living
               Services, Inc.*<F3>                 2,244,750        2,000,000
    120,500  CareMatrix Corp.*<F3>                 3,229,714        2,289,500
    954,700  Humana Inc.*<F3>                     19,168,975       16,468,575
    792,600  Orthodontic Centers
               of America Inc.*<F3>               12,907,782       12,483,450
    304,900  Pediatrix Medical Group, Inc.*<F3>   15,580,529        8,575,312
    284,200  Sunrise Assisted Living, Inc.*<F3>   10,682,875       12,949,005
    654,300  Sybron International Corp.*<F3>      15,227,524       16,357,500
                                              --------------    -------------
                                                  79,042,149       71,123,342
                  THIS SECTOR IS 10.0% BELOW YOUR FUND'S COST.
             OIL/GAS FIELD SERVICES - 0.2%
    300,000  Baker Hughes Inc.*<F3>                7,481,730        7,293,900
                  THIS SECTOR IS 2.5% BELOW YOUR FUND'S COST.
             PHARMACEUTICALS - 1.6%
  1,041,900  AmeriSource Health Corp.*<F3>        27,564,921       35,620,477
     80,000  ChiRex Inc.*<F3>                      1,625,624        1,960,000
    616,500  Dura Pharmaceuticals, Inc.*<F3>       7,789,208        8,708,062
  1,228,500  IVAX Corp.*<F3>                      17,012,029       14,512,271
     90,100  Jones Pharma Inc.                     2,971,651        3,130,975
    227,700  Medicis Pharmaceutical Corp.*<F3>     6,348,481        6,831,000
                                              --------------    -------------
                                                  63,311,914       70,762,785
                  THIS SECTOR IS 11.8% ABOVE YOUR FUND'S COST.
             POLLUTION/CONTROL SERVICES - 2.5%
    396,700  Safety-Kleen Corp.*<F3>               4,957,359        5,256,275
    176,700  Superior Services Inc.*<F3>           3,568,517        3,500,957
     97,000  US Liquids Inc.*<F3>                  2,037,000        2,085,500
  2,238,400  Waste Management, Inc.              101,850,145       99,329,000
                                              --------------    -------------
                                                 112,413,021      110,171,732
                  THIS SECTOR IS 2.0% BELOW YOUR FUND'S COST.
             REAL ESTATE OPERATIONS - 0.1%
    434,000  Bluegreen Corp.*<F3>                  3,438,579        2,115,750
    108,000  ResortQuest International, Inc.*<F3>  2,232,093        1,728,000
                                              --------------    -------------
                                                   5,670,672        3,843,750
                  THIS SECTOR IS 32.2% BELOW YOUR FUND'S COST.
             SEMICONDUCTOR & RELATED - 2.8%
  1,164,000  Adaptec, Inc.*<F3>                   28,172,242       26,554,332
    118,600  DSP Communications, Inc.*<F3>         1,819,444        1,882,775
    225,000  MMC Networks, Inc.*<F3>               3,164,185        3,600,000
    921,400  Motorola, Inc.                       64,468,052       67,492,550
     94,200  Semtech Corp.*<F3>                    2,914,394        3,002,625
    217,900  TranSwitch Corp.*<F3>                 7,686,456        9,859,975
    723,200  Unitrode Corp.*<F3>                  12,496,871       10,260,762
                                              --------------    -------------
                                                 120,721,644      122,653,019
                  THIS SECTOR IS 1.6% ABOVE YOUR FUND'S COST.
             SOFTWARE - 10.5%
     20,000  Advent Software, Inc.*<F3>              751,876        1,000,000
  1,008,200  Autodesk, Inc.                       44,804,348       40,769,592
    526,600  AXENT Technologies, Inc.*<F3>        19,192,644       12,671,576
    315,400  Check Point Software
              Technologies Ltd.*<F3>              12,613,289       13,562,200
  1,335,600  Citrix Systems, Inc.*<F3>            32,837,284       50,919,750
  1,115,500  Electronic Arts Inc.*<F3>            36,273,719       52,986,250
    855,500  Electronics for Imaging, Inc.*<F3>   22,625,099       33,364,500
    123,100  GT Interactive Software Corp.*<F3>      793,328          569,337
     40,000  Landmark Systems Corp.*<F3>             512,375          362,520
    212,900  Medical Manager Corp.*<F3>            4,923,910        4,923,312
  7,627,800  Parametric Technology Corp.*<F3>    116,968,724      150,649,050
  1,045,800  Rational Software Corp.*<F3>         16,487,111       28,041,035
    200,000  Segue Software, Inc.*<F3>             2,371,748        1,925,000
    528,200  Sterling Commerce, Inc.*<F3>         16,276,049       16,242,150
  1,476,600  Sterling Software, Inc.*<F3>         24,191,155       35,069,250
    959,200  Symantec Corp.*<F3>                  19,113,606       16,246,930
                                              --------------    -------------
                                                 370,736,265      459,302,452
                  THIS SECTOR IS 23.9% ABOVE YOUR FUND'S COST.
             SPECIALTY RETAILING - 14.4%
    940,900  BJ's Wholesale Club, Inc.*<F3>       20,293,982       24,875,514
    279,800  CellStar Corp.*<F3>                   2,883,409        2,902,925
  6,835,600  Cendant Corp.*<F3>                  134,143,800      107,660,700
    822,300  Circuit City Stores-
              Circuit City Group                  62,035,917       63,008,737
    682,400  Claire's Stores, Inc.                15,010,459       20,557,300
     82,500  Cost Plus, Inc. - California*<F3>     1,981,051        2,423,438
    805,500  Costco Companies, Inc.*<F3>          65,346,294       73,753,997
  2,947,700  Dayton Hudson Corp.                 135,355,709      196,390,513
     99,200  Electronic Boutique
               Holdings Corp.*<F3>                 1,762,797        1,376,400
  1,296,200  Family Dollar Stores, Inc.           12,152,560       29,812,600
    223,800  Insight Enterprises, Inc.*<F3>        6,687,808        5,539,050
  3,242,100  Kmart Corp.*<F3>                     54,678,212       54,509,427
    732,300  The Sports Authority, Inc.*<F3>       4,415,894        5,355,310
    565,700  Toys 'R' Us, Inc.*<F3>                9,954,012       10,642,514
    533,300  Williams-Sonoma, Inc.*<F3>           16,146,436       15,065,725
    427,900  Zale Corp.*<F3>                      11,591,205       14,629,045
                                              --------------    -------------
                                                 554,439,545      628,503,195
                  THIS SECTOR IS 13.4% ABOVE YOUR FUND'S COST.
             TEXTILES/APPAREL MANUFACTURING - 3.1%
  1,706,700  Jones Apparel Group, Inc.*<F3>       46,637,975       47,681,785
  1,256,700  Polo Ralph Lauren Corp.*<F3>         29,025,473       24,976,912
     79,200  Quiksilver, Inc.*<F3>                 2,505,158        3,346,200
    845,800  Tommy Hilfiger Corp.*<F3>            49,554,705       58,254,475
     42,500  Tropical Sportswear Int'l Corp.*<F3>  1,253,689          865,938
                                              --------------    -------------
                                                 128,977,000      135,125,310
                  THIS SECTOR IS 4.8% ABOVE YOUR FUND'S COST.
             TRANSPORTATION & RELATED - 0.7%
    172,800  Atlas Air, Inc.*<F3>                  3,981,485        4,978,887
    574,700  CNF Transportation Inc.              24,908,541       21,731,131
    175,000  Frontier Airlines, Inc.*<F3>          1,339,500        1,728,125
                                              --------------    -------------
                                                  30,229,526       28,438,143
                  THIS SECTOR IS 5.9% BELOW YOUR FUND'S COST.
             MISCELLANEOUS - 1.1%
     65,000  Calpine Corp.*<F3>                    2,255,922        2,368,470
    331,000  Church & Dwight Co.                  13,570,115       13,488,250
     25,000  Fossil, Inc.* <F3>                      727,813          745,325
    149,100  Mohawk Industries, Inc.*<F3>          3,824,727        4,473,000
    323,200  Montana Power Co.                    23,944,801       23,775,562
    192,400  Shorewood Packaging Corp.*<F3>        3,839,013        3,775,850
                                              --------------    -------------
                                                  48,162,391       48,626,457
                                              --------------    -------------
                  THIS SECTOR IS 1.0% ABOVE YOUR FUND'S COST.
             Total common stocks                3,409,800,925   4,253,922,401
WARRANTS - 0.0% (A)
         43  Sound Advice, Inc.*<F3>
              Warrants, 06/14/99                           0                0
                                              --------------    -------------
             Total long-term investments        3,409,800,925   4,253,922,401
SHORT-TERM INVESTMENTS - 3.2% (A)<F4>
             COMMERCIAL PAPER - 3.1%
$20,000,000  Associates Corp. of North America,
             due 04/01/99, discount of 5.03%      20,000,000       20,000,000
 20,000,000  Household Finance Corp.,
             due 04/01/99, discount of 5.02%      20,000,000       20,000,000
 25,000,000  Ford Motor Credit Europe,
             due 04/05/99, discount of 4.90%      24,986,389       24,986,389
 30,000,000  General Electric Co.,
             due 04/06/99, discount of 4.92%      29,979,500       29,979,500
 25,000,000  Salomon Smith Barney,
             due 04/06/99, discount of 4.90%      24,982,986       24,982,986
 15,000,000  Sears Roebuck Acceptance Corp.,
             due 04/07/99, discount of 4.90%      14,987,750       14,987,750
                                              --------------    -------------
             Total commercial paper              134,936,625      134,936,625

             VARIABLE RATE DEMAND NOTE - 0.1%
  4,942,774  Firstar Bank U.S.A., N.A.             4,942,774        4,942,774
                                              --------------    -------------
             Total short-term investments        139,879,399      139,879,399
                                              --------------    -------------
             Total investments                $3,549,680,324    4,393,801,800
                                              ==============
             Liabilities, less cash and
             receivables (0.5%) (A)<F4>                           (20,304,403)
                                                               --------------
              NET ASSETS                                       $4,373,497,397
                                                               ==============
             Net Asset Value Per Share
             ($0.01 par value 500,000,000
             shares authorized), offering
             and redemption price
             ($4,373,497,397 / 140,758,453
             shares outstanding)                                       $31.07
                                                                       ======

*<F3>   Non-income producing security.
(a)<F4> Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                             BRANDYWINE FUND, INC.
                            STATEMENT OF OPERATIONS
                      For the Period Ended March 31, 1999
                                  (Unaudited)

INCOME:
     Dividends                                                   $6,282,080
     Interest                                                     3,440,913
                                                             --------------
        Total income                                              9,722,993
                                                             --------------
EXPENSES:
     Management fees                                             22,912,707
     Transfer agent fees                                            403,160
     Registration fees                                              376,909
     Printing and postage expense                                   319,931
     Administrative services                                        218,740
     Custodian fees                                                 202,387
     Professional fees                                               32,052
     Board of Directors fees                                         10,000
     Other expenses                                                  18,321
                                                             --------------
        Total expenses                                           24,494,207
                                                             --------------
NET INVESTMENT LOSS                                             (14,771,214)
                                                             --------------
NET REALIZED GAIN ON INVESTMENTS                                294,430,180
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS          613,910,040
                                                             --------------
NET GAIN ON INVESTMENTS                                         908,340,220
                                                             --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $  893,569,006
                                                             ==============

                      STATEMENTS OF CHANGES IN NET ASSETS
                For the Period Ended March 31, 1999 (Unaudited)
                   and For the Year Ended September 30, 1998

                                                                   1999               1998
                                                                   ----               -----
OPERATIONS:
   Net investment (loss) income                                $(14,771,214)        $46,939,903
   Net realized gain (loss) on investments                      294,430,180        (371,495,833)
   Net increase (decrease) in unrealized
     appreciation on investments                                613,910,040      (1,950,083,412)
                                                             --------------      --------------
        Net increase (decrease) in net
          assets resulting from operations                      893,569,006      (2,274,639,342)
                                                             --------------      --------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Dividend from net investment
     income ($0.264391 per share)                               (46,814,793)                 ---
   Distributions from net realized gains
     ($0.073194 and $7.0234273
     per share, respectively)                                   (12,960,206)     (1,544,738,561)*<F5>
                                                             --------------      --------------
        Total distributions                                     (59,774,999)     (1,544,738,561)

FUND SHARE ACTIVITIES:
   Proceeds from shares issued
     (9,498,143 and 47,435,909
     shares, respectively)                                      266,312,817       1,551,435,565
   Net asset value of shares issued
     in distributions (2,181,992 and
     45,515,816 shares, respectively)                            54,571,619       1,441,485,893
   Cost of shares redeemed (54,855,140 and
     126,115,713 shares, respectively)                       (1,561,623,002)     (3,925,825,675)
                                                             --------------      --------------
        Net decrease in net assets
          derived from Fund share activities                 (1,240,738,566)       (932,904,217)
                                                             --------------      --------------
        TOTAL DECREASE                                         (406,944,559)     (4,752,282,120)

NET ASSETS AT THE BEGINNING OF THE PERIOD                     4,780,441,956       9,532,724,076
                                                             --------------      --------------
NET ASSETS AT THE END OF THE PERIOD
  (INCLUDING UNDISTRIBUTED NET
  INVESTMENT INCOME OF $0 AND
  $46,939,823, RESPECTIVELY)                                 $4,373,497,397      $4,780,441,956
                                                             ==============      ==============

*<F5>See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

                                                       BRANDYWINE FUND, INC.
                                                        FINANCIAL HIGHLIGHTS
                           (Selected Data for each share of the Fund outstanding throughout each period)

                      For the period
                     Ended March 31, -------------------------------- Years Ended September 31, ---------------------------------
                           1999
                       (Unaudited)    1998       1997      1996       1995      1994      1993     1992    1991     1990     1989
                        ----------    ----       ----      ----       ----      ----      ----     ----    ----     ----     ----
PER SHARE OPERATING PERFORMANCE:
Net asset value,
  beginning of period     $25.99     $43.91     $32.83    $33.92     $24.77    $28.04    $19.36   $20.52  $15.79   $17.87   $12.89
Income from investment
  operations:
  Net investment
    (loss) income          (0.15)      0.21  (0.07)(1)<F6>(0.08)(1)<F6>(0.10)    0.03     (0.02)    0.04    0.27     0.11     0.03
  Net realized and
    unrealized gains
    (losses) on
    investments             5.57     (11.11)     12.50      2.83      10.70     (0.43)     9.25     1.04    5.74    (1.48)    4.99
                          ------     ------     ------     ------    ------    ------    ------   ------  ------   ------   ------
Total from investment
  operations                5.42     (10.90)     12.43      2.75      10.60     (0.40)     9.23     1.08    6.01    (1.37)    5.02
Less distributions:
  Dividends from net
    investment income      (0.27)        ---        ---        ---       ---       ---    (0.01)   (0.13)  (0.28)   (0.03)   (0.04)
  Distributions from
    net realized gains     (0.07)     (7.02)     (1.35)    (3.84)     (1.45)    (2.87)    (0.54)   (2.11)  (1.00)   (0.68)      ---
                          ------     ------     ------     ------    ------    ------    ------   ------  ------   ------   ------
Total from distributions   (0.34)     (7.02)     (1.35)    (3.84)     (1.45)    (2.87)    (0.55)   (2.24)  (1.28)   (0.71)  (0.04)
                          ------     ------     ------     ------    ------    ------    ------   ------  ------   ------   ------
Net asset value,
  end of period           $31.07     $25.99     $43.91    $32.83     $33.92    $24.77    $28.04   $19.36  $20.52   $15.79   $17.87
                          ------     ------     ------     ------    ------    ------    ------   ------  ------   ------   ------
                          ------     ------     ------     ------    ------    ------    ------   ------  ------   ------   ------
Total Investment Return    21.2%*<F7> (27.7%)    39.3%     10.0%      45.5%     (1.4%)    48.6%     5.9%   41.4%    (7.9%)   39.0%
Ratios/Supplemental Data:
Net assets,
  end of period
  (in 000's $)        4,373,497   4,780,442  9,532,724  6,038,301 4,137,484 2,240,554 1,413,253  695,128 527,808  271,856  169,745
Ratio of expenses
  to average
  net assets               1.07%**<F8>1.04%      1.04%      1.06%     1.07%     1.09%     1.08%    1.10%   1.09%    1.12%    1.13%
Ratio of net
  investment
  (loss) income
  to average
  net assets              (0.6%)**<F8> 0.6%     (0.3%)     (0.4%)    (0.4%)      0.1%    (0.1%)     0.2%    1.5%     0.9%     0.2%
Portfolio turnover
  rate                   246.9%**<F8>263.7%     192.4%     202.8%    193.7%    190.2%    150.4%   188.9%  187.9%   157.7%    91.0%

  (1)<F6> Net investment loss per share is calculated using ending balances prior to consideration of adjustments for book and tax differences.
  *<F7>   Not Annualized
  **<F8>  Annualized

  The accompanying notes to financial statements are an integral part of this statement.

                           BRANDYWINE BLUE FUND, INC.
                            STATEMENT OF NET ASSETS
                                 March 31, 1999
                                  (Unaudited)


                                                                      QUOTED
                                                                      MARKET
   SHARES                                           COST              VALUE
   ------                                           ----              -----
COMMON STOCKS - 98.5% (A)<F10>
             APPAREL & SHOE RETAILERS - 9.7%
    142,000  Gap, Inc.                           $ 5,231,955     $  9,558,446
     50,000  Intimate Brands, Inc.                 1,538,745        2,406,250
    127,600  NIKE, Inc. Cl B                       6,769,423        7,360,989
     17,000  Payless ShoeSource, Inc.*<F9>           908,019          790,500
    362,700  TJX Companies, Inc.                   9,890,981       12,331,800
                                               -------------    -------------
                                                  24,339,123       32,447,985
                  THIS SECTOR IS 33.3% ABOVE YOUR FUND'S COST.

             BUILDING & RELATED - 2.2%
    120,000  Lowe's Companies, Inc.                7,328,419        7,260,000
                  THIS SECTOR IS 0.9% BELOW YOUR FUND'S COST.

             COMMUNICATIONS - 11.3%
    110,300  ADC Telecommunications, Inc.*<F9>     4,298,558        5,259,986
     19,600  AT&T Corp.                            1,140,246        1,564,335
     42,800  Comverse Technology, Inc.*<F9>        2,590,054        3,638,000
    109,600  MCI WorldCom Inc.*<F9>               10,050,749        9,706,505
     87,400  Nokia Corp. "A" ADR                   6,700,029       13,612,550
     30,900  Northern Telecom Limited              1,870,906        1,919,663
     20,000  Tellabs, Inc.*<F9>                    1,736,680        1,955,000
                                               -------------    -------------
                                                  28,387,222       37,656,039
                  THIS SECTOR IS 32.7% ABOVE YOUR FUND'S COST.

             COMPUTER & RELATED - 14.7%
     95,000  EMC Corp. (Mass.)*<F9>                3,591,181       12,136,250
    212,000  NCR Corp.*<F9>                        9,727,645       10,600,000
    495,200  Seagate Technology, Inc.*<F9>        12,712,699       14,639,598
     91,900  Sun Microsystems, Inc.*<F9>           4,369,328       11,493,290
                                               -------------    -------------
                                                  30,400,853       48,869,138
                  THIS SECTOR IS 60.7% ABOVE YOUR FUND'S COST.

             ELECTRONICS - 2.2%
    116,500  Analog Devices, Inc.*<F9>             3,657,669        3,465,875
     35,000  CommScope, Inc.*<F9>                    677,295          732,830
    103,700  SCI Systems, Inc.*<F9>                4,161,237        3,072,112
                                               -------------    -------------
                                                   8,496,201        7,270,817
                  THIS SECTOR IS 14.4% BELOW YOUR FUND'S COST.

             FINANCIAL/BUSINESS SERVICES - 9.1%
    125,500  Amdocs Limited*<F9>                   1,379,442        2,713,937
     63,100  Astoria Financial Corp.               3,181,818        3,155,000
     38,800  Charter One Financial, Inc.           1,176,127        1,119,729
     75,000  The CIT Group, Inc.                   2,025,000        2,292,225
    217,500  Dime Bancorp, Inc.                    5,402,319        5,043,390
     70,000  MedPartners, Inc.*<F9>                  444,822          332,500
     50,000  NOVA Corp./Georgia*<F9>               1,500,000        1,312,500
    108,000  Providian Financial Corp.             4,519,386       11,880,000
     86,600  United Rentals
              (North America), Inc.*<F9>           2,886,216        2,468,100
                                               -------------    -------------
                                                  22,515,130       30,317,381
                  THIS SECTOR IS 34.7% ABOVE YOUR FUND'S COST.

             FOOD/RESTAURANTS - 0.9%
    112,200  Wendy's International, Inc.           3,163,218        3,190,744
                  THIS SECTOR IS 0.9% ABOVE YOUR FUND'S COST.

             LEISURE & ENTERTAINMENT - 2.2%
     97,200  Gemstar International
              Group Limited*<F9>                   3,564,408        7,314,300
                 THIS SECTOR IS 105.2% ABOVE YOUR FUND'S COST.

             MACHINERY & MISCELLANEOUS MANUFACTURING - 6.5%
    144,800  Corning Inc.                          8,123,699        8,688,000
    177,900  Tyco International Ltd.              11,184,336       12,764,325
     11,400  Wallace Computer Services, Inc.         296,732          225,868
                                               -------------    -------------
                                                  19,604,767       21,678,193
                  THIS SECTOR IS 10.6% ABOVE YOUR FUND'S COST.

             MEDICAL & RELATED - 0.9%
     62,600  Humana Inc.*<F9>                      1,243,743        1,079,850
     40,000  Sunrise Assisted Living, Inc.*<F9>    1,504,792        1,822,520
                                               -------------    -------------
                                                   2,748,535        2,902,370
                  THIS SECTOR IS 5.6% ABOVE YOUR FUND'S COST.

             PHARMACEUTICALS - 1.2%
     89,200  AmeriSource Health Corp.*<F9>         2,412,485        3,049,570
     25,000  Jones Pharma Inc.                       838,180          868,750
                                               -------------    -------------
                                                   3,250,665        3,918,320
                  THIS SECTOR IS 20.5% ABOVE YOUR FUND'S COST.

             POLLUTION/CONTROL SERVICES - 1.9%
    144,700  Waste Management, Inc.                6,405,568        6,421,062
                  THIS SECTOR IS 0.2% ABOVE YOUR FUND'S COST.

             SEMICONDUCTOR & RELATED - 4.2%
    137,200  Adaptec, Inc.*<F9>                    3,482,099        3,129,943
     50,000  DSP Communications, Inc.*<F9>           751,650          793,750
    139,100  Motorola, Inc.                        9,696,703       10,189,075
                                               -------------    -------------
                                                  13,930,452       14,112,768
                  THIS SECTOR IS 1.3% ABOVE YOUR FUND'S COST.

             SOFTWARE - 12.5%
     79,100  Autodesk, Inc.                        3,604,019        3,198,646
     85,800  Citrix Systems, Inc.*<F9>             2,085,249        3,271,125
    176,500  Electronic Arts Inc.*<F9>             7,489,510        8,383,750
    111,500  Electronics for Imaging, Inc.*<F9>    3,062,453        4,348,500
    722,600  Parametric Technology Corp.*<F9>     10,398,323       14,271,350
     80,700  Rational Software Corp.*<F9>          1,267,410        2,163,809
     97,000  Sterling Commerce, Inc.*<F9>          3,018,084        2,982,750
    124,600  Sterling Software, Inc.* <F9>         1,883,264        2,959,250
     12,500  Symantec Corp.*<F9>                     248,437          211,725
                                               -------------    -------------
                                                  33,056,749       41,790,905
                  THIS SECTOR IS 26.4% ABOVE YOUR FUND'S COST.

             SPECIALTY RETAILING - 13.3%
    171,600  BJ's Wholesale Club, Inc.*<F9>        3,307,026        4,536,761
    545,500  Cendant Corp.*<F9>                   10,695,194        8,591,625
     63,100  Circuit City Stores-
              Circuit City Group                   4,783,808        4,835,037
     67,500  Costco Companies, Inc.*<F9>           5,173,943        6,180,503
    178,900  Dayton Hudson Corp.                   8,093,996       11,919,213
    290,400  Kmart Corp.*<F9>                      4,965,374        4,882,495
     52,000  Toys 'R' Us, Inc.*<F9>                  915,685          978,276
     93,400  Williams-Sonoma, Inc.*<F9>            2,945,247        2,638,550
                                               -------------    -------------
                                                  40,880,273       44,562,460
                  THIS SECTOR IS 9.0% ABOVE YOUR FUND'S COST.

             TEXTILES/APPAREL MANUFACTURING - 3.8%
    215,200  Jones Apparel Group, Inc.*<F9>        5,748,157        6,012,258
    166,700  Polo Ralph Lauren Corp.*<F9>          3,745,676        3,313,162
     48,100  Tommy Hilfiger Corp.*<F9>             2,745,311        3,312,888
                                               -------------    -------------
                                                  12,239,144       12,638,308
                  THIS SECTOR IS 3.3% ABOVE YOUR FUND'S COST.

             TRANSPORTATION & RELATED - 0.8%
     71,500  CNF Transportation Inc.               3,138,083        2,703,629
                  THIS SECTOR IS 13.8% BELOW YOUR FUND'S COST.

             MISCELLANEOUS - 1.1%
      1,800  Mohawk Industries, Inc.*<F9>             50,733           54,000
     49,000  Montana Power Co.                     3,433,732        3,604,587
                                               -------------    -------------
                                                   3,484,465        3,658,587
                                               -------------    -------------
                  THIS SECTOR IS 5.0% ABOVE YOUR FUND'S COST.

             Total common stocks                 266,933,275      328,713,006

  PRINCIPAL
   AMOUNT
   ------

SHORT-TERM INVESTMENTS - 1.7% (A)<F10>
             VARIABLE RATE DEMAND NOTE
$ 5,597,999  Firstar Bank U.S.A., N.A.         $   5,597,999    $   5,597,999
                                               -------------    -------------
             Total investments                  $272,531,274      334,311,005
                                               =============

             Liabilities, less cash and
             receivables (0.2%) (A)<F10>                             (471,118)
                                                                -------------
              Net Assets                                         $333,839,887
                                                                =============
             Net Asset Value Per Share
             ($0.01 par value 100,000,000
             shares authorized), offering
             and redemption price
             ($333,839,887 / 12,466,195
             shares outstanding)                                       $26.78
                                                                       ======

*<F9>    Non-income producing security.
(a)<F10> Percentages for the various classifications relate to net assets.

  The accompanying notes to financial statements are an integral part of this statement.

                           BRANDYWINE BLUE FUND, INC.
                            STATEMENT OF OPERATIONS
                      For the Period Ended March 31, 1999
                                  (Unaudited)


INCOME:
     Dividends                                                     $469,299
     Interest                                                       240,696
                                                                -----------
        Total income                                                709,995
                                                                -----------

EXPENSES:
     Management fees                                              1,734,511
     Administrative services                                         51,700
     Registration fees                                               44,630
     Professional fees                                               30,598
     Printing and postage expense                                    25,233
     Custodian fees                                                  15,525
     Transfer agent fees                                             10,151
     Board of Directors fees                                          1,000
     Other expenses                                                   8,663
                                                                -----------
        Total expenses                                            1,922,011
                                                                -----------
NET INVESTMENT LOSS                                              (1,212,016)
                                                                -----------
NET REALIZED GAIN ON INVESTMENTS                                 27,061,705
NET INCREASE IN UNREALIZED APPRECIATION ON INVESTMENTS           45,873,728
                                                                -----------
NET GAIN ON INVESTMENTS                                          72,935,433
                                                                -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $71,723,417
                                                                ===========

                                                STATEMENTS OF CHANGES IN NET ASSETS
                                          For the Period Ended March 31, 1999 (Unaudited)
                                             and For the Year Ended September 30, 1998

                                                                                           1999                      1998
                                                                                           ----                      ----
OPERATIONS:
 Net investment (loss) income                                                         $   (1,212,016)           $   3,224,429
 Net realized gain (loss) on investments                                                  27,061,705              (38,397,139)
 Net increase (decrease) in unrealized appreciation on investments                        45,873,728             (114,271,399)
                                                                                      --------------           --------------
     Net increase (decrease) in net assets resulting from operations                      71,723,417             (149,444,109)
                                                                                      --------------           --------------

DISTRIBUTIONS TO SHAREHOLDERS:
 Dividends from net investment income ($0.204780 per share)                               (3,234,784)                      ---
 Distributions from net realized gains ($0.132292 and
   $5.085142 per share, respectively)                                                     (2,089,735)             (88,287,212)*<F11>
                                                                                      --------------           --------------
     Total distributions                                                                  (5,324,519)             (88,287,212)
                                                                                      --------------           --------------

FUND SHARE ACTIVITIES:
 Proceeds from shares issued (2,316,767 and 8,608,182 shares, respectively)               57,055,120              236,200,712
 Net asset value of shares issued in distributions
   (226,167 and 3,001,160 shares, respectively)                                            4,828,670               81,361,466
 Cost of shares redeemed (6,544,567 and 12,395,518 shares, respectively)                (158,793,569)            (332,841,741)
                                                                                      --------------           --------------
     Net decrease in net assets derived from Fund share activities                       (96,909,779)             (15,279,563)
                                                                                      --------------           --------------
     TOTAL DECREASE                                                                      (30,510,881)            (253,010,884)
                                                                                      --------------           --------------

NET ASSETS AT THE BEGINNING OF THE PERIOD                                                364,350,768              617,361,652
                                                                                      --------------           --------------
NET ASSETS AT THE END OF THE PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF
  $0 AND $3,234,758, RESPECTIVELY)                                                    $  333,839,887           $  364,350,768
                                                                                      ==============           ==============

*<F11>See Note 7.

  The accompanying notes to financial statements are an integral part of these statements.

                                                     BRANDYWINE BLUE FUND, INC.
                                                        FINANCIAL HIGHLIGHTS
                           (Selected Data for each share of the Fund outstanding throughout each period)

                             For the period
                             Ended March 31,     ------------------------- Years Ended September 30, ------------------------
                                  1999
                                (Unaudited)      1998      1997            1996      1995    1994      1993      1992   1991+<F12>
                                ----------       ----      ----            ----      ----    ----     -----     -----        -----
PER SHARE OPERATING PERFORMANCE:
Net asset value,
  beginning of period            $22.13         $35.78    $25.26         $24.37    $17.18   $19.11   $12.95    $13.09    $10.01
Income from investment
  operations:
  Net investment
   income (loss)                   0.10           0.19 (0.10)(1)<F13> (0.05)(1)<F13> 0.00     0.04    (0.06)    (0.04)     0.03
  Net realized and unrealized
  gains (loss) on investments      4.89          (8.75)    10.62           2.05      7.30     0.36     6.22      0.52      3.05
                                 ------        -------   -------        -------   -------  -------  -------   -------   -------
Total from investment operations   4.99          (8.56)    10.52           2.00      7.30     0.40     6.16      0.48      3.08
Less distributions:
  Dividends from net
    investment income             (0.21)            --        --             --        --       --       --     (0.03)       --
  Dividends from net
    realized gains                (0.13)         (5.09)       --          (1.11)    (0.11)   (2.33)      --     (0.59)       --
                                 ------        -------   -------        -------   -------  -------  -------   -------   -------
Total from distributions          (0.34)         (5.09)       --          (1.11)    (0.11)   (2.33)      --     (0.62)       --
                                 ------        -------   -------        -------   -------  -------  -------   -------   -------
Net asset value, end of period   $26.78         $22.13    $35.78         $25.26    $24.37   $17.18   $19.11    $12.95    $13.09
                                 ======        =======   =======        =======   =======  =======  =======   =======   =======
Total Investment Return           22.9%**<F15>  (26.5%)    41.6%           8.9%     42.8%    (2.8%)   47.6%      4.0%   30.8%**<F15>
Ratios/Supplemental Data:
Net assets, end of period
  (in 000's $)                  333,840        364,351   617,362        351,459   164,943  29,086    6,373     4,270     3,975
Ratio of expenses
  (after reimbursement) to
  average net assets***<F16>     11.1%*<F14>     1.06%     1.08%          1.13%     1.31%   1.80%    2.00%     2.00%     1.97%*<F14>
Ratio of net investment
  (loss) income
  to average net
  assets****<F17>               (0.7%)*<F14>      0.6%     (0.5%)         (0.4%)    (0.4%)  (0.4%)    (0.6%)   (0.3%)     0.6%*<F14>
Portfolio turnover rate         272.9%*<F14>    299.5%    202.1%         196.9%    174.1%  220.3%    144.3%   191.9%    115.3%*<F14>

 + <F12>  For the period from January 10, 1991 (commencement of operations) to September 30, 1991.
(1)<F13>  Net investment loss per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
 *<F14>   Annualized.
**<F15>   Not Annualized.
***<F16>  Computed after giving effect to adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratios would have been 2.09% and 2.44% for the years ended September 30, 1993 and 1992, respectively, and 3.00%*<F14>
          for the period ended September 30, 1991.
****<F17> The ratios of net investment income (loss) prior to adviser's expense limitation undertaking to average net assets for the years ended September 30, 1993 and 1992 and for the period ended September 30, 1991 would have been (0.7%), (0.7%)
          and (0.5%)*<F14>, respectively.

  The accompanying notes to financial statements are an integral part of these statements.

                         NOTES TO FINANCIAL STATEMENTS
                                 March 31, 1999
                                  (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies of Brandywine Fund, Inc. (the "Brandywine Fund") and Brandywine Blue Fund, Inc. (the "Blue Fund") (collectively the "Funds"). Each Fund is registered as a diversified, open-end management investment company under the Investment Company Act of 1940. The assets and liabilities of each Fund are segregated and a shareholder's interest is limited to the Fund in which the shareholder owns shares. The Brandywine Fund was incorporated under the laws of Maryland on October 9, 1985. The Blue Fund was incorporated under the laws of Maryland on November 13, 1990. The investment objective of each Fund is to produce long-term capital appreciation principally through investing in common stocks.

    (a) Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Short-term investments (securities with maturities of 60 days or less) are valued at amortized cost which approximates quoted market value. For financial reporting purposes, investment transactions are recorded on trade date. Cost amounts, as reported on the statements of net assets, are substantially the same for Federal income tax purposes.

    (b) Net realized gains and losses on common stock are computed on the identified cost basis.

    (c) Provision has not been made for Federal income taxes since the Funds have elected to be taxed as "regulated investment companies" and intend to distribute substantially all net investment company taxable income and net capital gains to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Brandywine Fund anticipates $390,913,930 and the Blue Fund anticipates $38,765,853 of post-October losses, which may be used to offset capital gains in future years to the extent provided by tax regulations.

    (d) Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

    (e) The Funds have investments in short-term variable rate demand notes, which are unsecured instruments. The Funds may be susceptible to credit risk with respect to these notes to the extent the issuer defaults on its payment obligation. The Funds' policy is to monitor the creditworthiness of the issuer and the Funds do not anticipate nonperformance by these counterparties.

    (f) Generally accepted accounting principles require that permanent differences between income for financial reporting and tax purposes be reclassified to capital stock.

    (g) The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(2) INVESTMENT ADVISER AND MANAGEMENT AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

    Each Fund has a management agreement with Friess Associates, Inc. (the "Adviser"), with whom certain officers and directors of the Funds are affiliated, to serve as investment adviser and manager. Under the terms of the agreements, each Fund will pay the Adviser a monthly management fee at the annual rate of one percent (1%) on the daily net assets of such Fund. Also, the Adviser is reimbursed for administrative services rendered to each Fund by a consultant paid by the Adviser.

(3) DISTRIBUTION TO SHAREHOLDERS

    Net investment income and net realized gains, if any, are distributed to shareholders.

(4) INVESTMENT TRANSACTIONS

    For the period ended March 31, 1999, purchases and proceeds of sales of investment securities (excluding short-term investments) for the Brandywine Fund were $5,577,322,285 and $6,871,849,379, respectively; purchases and proceeds of sales of investment securities (excluding short-term investments) for the Blue Fund were $466,786,399 and $566,568,969, respectively.

(5) ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

    As of March 31, 1999, liabilities of each Fund included the following:

                                             Brandywine              Blue
                                                Fund                 Fund
                                             ---------              -----
    Payable to brokers for
     investments purchased                  $38,201,207            $356,162
    Payable to Adviser for
     management fees                          3,705,271             284,018
    Payable to shareholders
     for redemptions                            612,064                 ---
    Other liabilities                           763,845              72,219

(6) SOURCES OF NET ASSETS

    As of March 31, 1999, the sources of net assets were as follows:

    Fund shares issued
     and outstanding                     $3,629,318,536        $285,735,088
    Net unrealized appreciation
     on investments                         844,121,476          61,779,731
    Accumulated net
     realized losses                        (99,942,615)        (13,674,932)
                                        ---------------       -------------
                                         $4,373,497,397        $333,839,887
                                        ===============       =============

    Aggregate net unrealized appreciation as of March 31, 1999 consisted of the following:

    Aggregate gross
     unrealized appreciation               $969,475,451         $70,134,658
    Aggregate gross unrealized
     depreciation                          (125,353,975)         (8,354,927)
                                        ---------------       -------------
    Net unrealized appreciation            $844,121,476         $61,779,731
                                        ===============       =============

(7) REQUIRED FEDERAL INCOME TAX DISCLOSURES (UNAUDITED)

    In early 1999, shareholders received information regarding all distributions paid to them by the Funds during the fiscal year ended September 30, 1998. The Funds hereby designate the following amounts as long-term capital gains distributions.

    Capital gains taxed at 20%              $12,960,206            $366,176
    Capital gains taxed at 28%                      ---                 ---

    The percentage of ordinary income which is eligible for the corporate dividend received deduction for the fiscal year ended September 30, 1998
    was                                               3%                  4%

FUND DIRECTOR . . .

  As we promised in last quarter's report, here's a more detailed description of our newest Fund Director.

  Marvin "Skip" Schoenhals joined the board of directors of both Brandywine and Brandywine Blue Fund in December. His extensive accomplishments in the financial industry made him the ideal candidate.

  Skip is President and Chief Executive Officer of both WSFS Financial Corporation and its principal subsidiary, Wilmington Savings Fund Society FSB, the second largest traditional-banking organization headquartered in Delaware. The market value of WSFS has increased sixteen-fold since Skip took the reigns in 1990, ranking the bank among the most successful in the United States.

  Before joining WSFS, Skip served as President and Chief Executive Officer of Monroe, Michigan-based Peoples Savings Bank, which is now known as Standard Federal Bank. Under his guidance, the bank's net income increased 60 percent in two years and its stock jumped 200 percent.

  Born and raised in Kalamazoo, Michigan, Skip is a University of Michigan graduate. He also holds a master's degree in business administration from the University of Pennsylvania's Wharton School of Finance and Commerce.

  Skip is active in many business and advisory organizations and is a well-known advocate of programs aimed at strengthening the local community. We're grateful for his leadership efforts at the Delaware State Chamber of Commerce, Delaware Public Policy Institute, Delaware Family Foundation, Sunday Breakfast Mission, New Castle County Leadership Prayer Breakfast and United Way of Delaware.

  Skip and his wife Linda are long-time Brandywine shareholders. Skip spoke of his commitment to the Funds' success: "The team members of Friess Associates, manager of the Funds, are some of the most capable and professional people I know and I look forward to working with them. As long as I am a director, a significant percentage of my personal savings will be invested in the Brandywine Funds."

                                BOARD OF DIRECTORS

                                  John E. Burris
                                     Chairman
                                Burris Foods, Inc.
                                 Milford, Delaware

                                 Foster S. Friess
                                     President
                              Friess Associates, Inc.
                                 Jackson, Wyoming

                                    Stig Ramel
                                 Former President
                                 Nobel Foundation
                                 Stockholm, Sweden

                               Marvin N. Schoenhals
                                     Chairman
                               WSFS Financial Corp.
                               Wilmington, Delaware

                      P.O. Box 4166, Greenville, DE 19807
          (800) 656-3017    www.brandywinefunds.com    bfunds@friess.com

Investment Adviser: FRIESS ASSOCIATES, INC.
Independent Accountants: PRICEWATERHOUSECOOPERS LLP
Custodian: FIRSTAR BANK MILWAUKEE, NA
Legal Counsel: FOLEY & LARDNER
Transfer Agent: FIRSTAR MUTUAL FUND SERVICES LLC

              OFFICERS: Foster S. Friess, President and Treasurer;
 Lynda Campbell,Vice President and Secretary; William D'Alonzo, Vice President;
            John Fraser, Vice President; Carl Gates, Vice President;
        Andrew Graves, Vice President; David Harrington, Vice President;
         John Ragard, Vice President; and Paul Robinson, Vice President

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of either Brandywine Fund or Brandywine Blue Fund unless accompanied or preceded by the Funds current prospectus. Past performance is not indicative of future performance. Investment return and principal value of an investment may fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Report editor: Rebecca Buswell
Report Staff: Chris Aregood, Chris Long, Adam Rieger